Income tax (Tables)	9 Months Ended
Oct. 31, 2019
Income Taxes [Abstract]
Major components of income tax credit (expense)

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
	£000s	£000s	£000s	£000s
Current period research and development tax credit on qualifying expenditure	745	1,195	2,543	1,195
Tax expense related to the US operations	(49)	(27)	(6)	(137)
Total current tax	696	1,168	2,537	1,058

Release of temporary difference relating to intangible asset	31	107	94	672
Total deferred tax	31	107	94	672

Total tax credit for the period	727	1,275	2,631	1,730